Related party transactions - Balances of Receivables and Payables with Associates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Trade accounts and other receivables
Amounts receivable, related party transactions	¥ 545,671	¥ 609,805
Trade accounts and other payables
Amounts payable, related party transactions	1,584,702	1,432,815
Associates [Member]
Trade accounts and other receivables
Amounts receivable, related party transactions	466,420	464,728
Trade accounts and other payables
Amounts payable, related party transactions	1,576,129	1,423,147
Joint ventures [Member]
Trade accounts and other receivables
Amounts receivable, related party transactions	79,251	145,077
Trade accounts and other payables
Amounts payable, related party transactions	¥ 8,573	¥ 9,668